Voyage Revenues (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 306,996	$ 324,282
Time charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	125,619	176,709
Voyage charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	181,781	145,443
Pool revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ (404)	$ 2,130